Supplement dated September 15, 1997
            to the Prospectus dated May 1, 1997 for Park Avenue Life

      The following supplemental information should be read in conjunction with the Prospectus dated May 1, 1997 for the Variable Whole Life Insurance Policy with Modified Scheduled Premium issued by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through The Guardian Separate Account K and marketed under the name "Park Avenue Life".

New Variable Investment Options

      Two new investment options have been added to the Policies and are available both for the allocation of premiums from new Policyowners and transfers of account values by existing Policyowners. All references throughout the Prospectus to the variable investment options available under the Policies shall be modified to reflect the addition of these two new funds.

The Guardian Small Cap Stock Fund

      The investment objective of The Guardian Small Cap Stock Fund ("Small Cap Fund") is long-term growth of capital. The Small Cap Fund invests primarily in a diversified portfolio of U.S. common stocks and convertible securities issued by smaller companies. Smaller companies will be defined as companies whose total market capitalization places them within the range of issuers included in the Russell 2000 Index.

      Guardian Investor Services Corporation, a wholly owned subsidiary of GIAC, serves as investment adviser and principal underwriter of the Small Cap Fund. Charles E. Albers, CFA, and Larry Luxenberg, CFA, share portfolio management responsibility for the Small Cap Fund. The Small Cap Fund pays GISC an investment management fee at an annual rate of 0.75% of its average daily net assets.

The MFS Growth With Income Series

      The investment objective of the MFS Growth With Income Series ("Growth With Income Series") is reasonable current income and long-term growth of capital and income. The Growth With Income Series invests primarily in a diversified portfolio of equity securities of companies that are believed to have long-term prospects for growth and income.

The Growth With Income Series is advised by Massachusetts Financial Services Company ("MFS"), 500 Boylston St., Boston, MA. MFS is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act") and is a subsidiary of Sun Life of Canada (U.S.), which is itself an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada. Kevin
R. Parke and John D. Laupheimer share portfolio management responsibility for the Growth With Income Series. As compensation for its services to the Series, MFS receives a fee, payable monthly, at an annual rate of .75% of the Series' average daily net assets.

A more detailed description of the Small Cap Fund and the Growth With Income Series, their investment objectives, policies, investment managers, asset charges and the risks associated with investing in small cap, foreign and emerging market securities may be found in the accompanying prospectuses. Read the prospectuses carefully before investing.



                 These Funds may not be available in all states.
  This Supplement should be retained with the Prospectus for future reference.

The following information on pages A-1 - A-11 replaces Appendix A found on pages A-1 to A-9 of the prospectus.


                                   APPENDIX A

                                   APPENDIX A

             ILLUSTRATIONS OF DEATH BENEFITS, POLICY ACCOUNT VALUES,
            NET CASH SURRENDER VALUES AND ACCUMULATED POLICY PREMIUMS

      The following tables illustrate how the Policies operate. Specifically, they show how the death benefit, Net Cash Surrender Value and Policy Account Value can vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Separate Account that are equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on policies with Face Amounts of $250,000 for male insureds at Ages 35 and 45. These insureds are assumed to be in the nonsmoker preferred risk classification. Values are first given based on current charges and then based on the policy's higher guaranteed charges. In addition, each illustration is given first for a policy with an Option 1 death benefit and then for a policy with an Option 2 death benefit. These illustrations may assist in the comparison of death benefits, Net Cash Surrender Values and Policy Account Values for Park Avenue Life policies with those under other variable life insurance policies which may be issued by GIAC or other companies. Prospective policyowners are advised, however, that it may not be advantageous to replace existing life insurance coverage by purchasing a Park Avenue Life policy, particularly if the decision to replace existing coverage is based solely on a comparison of policy illustrations.

      Death benefits, Net Cash Surrender Values and Policy Account Values will be different from the amounts shown if: (1) the actual gross rates of return average 0%, 6% or 12%, but vary above and below the average over the period; and
(2) Policy Premiums are paid at other than annual intervals, or if unscheduled payments are made. Benefits and values will also be affected by the policyowner's allocation of the Unloaned Policy Account Value among the Variable Investment Options and the fixed-rate option. If the actual gross rate of return for all options averages 0%, 6% or 12%, but varies above or below that average for individual options, allocation and transfer decisions can have a significant impact on a policy's performance. Policy loans and other policy transactions, such as skipping Policy Premiums and partial withdrawals, will also affect results, as will the insured's sex, smoker status and premium class.

      Death benefits, Net Cash Surrender Values and Policy Account Values shown in the tables reflect the fact that: (1) deductions have been made from annual Policy Premiums for Policy Premium Assessments, the state premium tax charge, the DAC tax charge and the premium sales charge; and (2) Monthly Deductions are deducted from the Policy Account

Value on each Monthly Date. The Net Cash Surrender Values shown in the tables reflect the fact that surrender charges (consisting of a deferred sales charge and a deferred administrative charge) are deducted upon surrender, Face Amount reduction or lapse during the first 12 policy years. The death benefits, Net Cash Surrender Values and Policy Account Values also reflect a daily charge assessed against the Separate Account for mortality and expense risks equivalent to an annual charge of .60% (on a current basis) and .90% (on a guaranteed basis) of the average daily value of the assets in the Separate Account attributable to the policies. See "Deductions and Charges." The amounts shown in the illustrations also reflect an average of the investment advisory fees and operating expenses incurred by the mutual funds, at an annual rate of 0.76% of the average daily net assets of such funds.

      The average is based upon actual expenses incurred during 1996 for all funds except The Guardian Small Cap Stock Fund's expenses have been estimated since the Fund was not available before 1997. The MFS Growth With Income Series' operating expenses for 1996 were capped at 0.25% of average daily net assets of the series pursuant to agreement with the adviser. In the absence of this agreement, operating expenses of the series, and the average investment advisory fees and expenses used in the following illustrations would have been higher.

      Taking account of the charges for mortality and expense risks in the Separate Account and the average investment advisory fee and operating expenses of the mutual funds, the gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.36%, 4.61% and 10.57%, respectively, based on GIAC's current charge for mortality and expense risks, and -1.65%, 4.29% and 10.24%, respectively, based on GIAC's guaranteed maximum charge for mortality and expense risks. See "Net Investment Factor.".

      The hypothetical rates of return shown in the tables do not reflect any tax charges attributable to the Separate Account since no charges are currently made. If any such charges are imposed in the future, the gross annual rate of return would have to exceed the rates shown by an amount sufficient to cover the tax charges, in order to produce the death benefits, Net Cash Surrender Values and Policy Account Values illustrated. See "GIAC's Taxes."

      The second column of each table shows the amount which would accumulate if an amount equal to the annual Policy Premium was invested to earn interest, after taxes, of 5% per year, compounded annually. There can be no assurance that a prospective policyowner would be able to earn this return. During the Guaranteed Premium Period, the annual Policy Premium is $2,225 for the first policy illustrated and $3,515 for the second policy illustrated.

      GIAC will furnish upon request an illustration reflecting the proposed insured's Age, sex, premium class and the Face Amount or Basic Scheduled Premium requested, but a premium-based illustration must reflect GIAC's current minimum Face Amount requirement for Park Avenue Life -- which is $100,000.

           Male Issue Age 35, Non-Smoker, Preferred Underwriting Risk
                              $250,000 Face Amount
                             Death Benefit Option 1

       These values reflect CURRENT cost of insurance and other charges

-----------------------------------------------------------------------------------------------------------------
              Premium         Net Cash Surrender Value     Policy Account Value            Death Benefit
End of      Accumulated     -------------------------------------------------------------------------------------
Policy     at 5% Interest
 Year         Per Year       0%        6%        12%       0%       6%        12%      0%        6%        12%
=================================================================================================================
     1              2,336        0         0         0     1,438    1,540     1,643   250,000   250,000   250,000
     1              2,336        0         0         0     1,443    1,546     1,649   250,000   250,000   250,000
     2              4,789    1,140     1,436     1,745     2,863    3,159     3,468   250,000   250,000   250,000
     3              7,365    2,634     3,217     3,849     4,235    4,818     5,450   250,000   250,000   250,000
     4             10,070    4,193     5,159     6,250     5,627    6,593     7,684   250,000   250,000   250,000
     5             12,909    5,707     7,156     8,860     6,974    8,423    10,127   250,000   250,000   250,000
     6             15,891    7,175     9,211    11,702     8,275   10,311    12,802   250,000   250,000   250,000
     7             19,022    8,599    11,327    14,802     9,532   12,260    15,736   250,000   250,000   250,000
     8             22,309    9,988    13,515    18,198    10,755   14,282    18,965   250,000   250,000   250,000
     9             25,761   11,309    15,747    21,886    11,909   16,347    22,486   250,000   250,000   250,000
    10             29,385   12,580    18,041    25,918    13,014   18,474    26,351   250,000   250,000   250,000
    15             50,413   18,270    30,690    52,891    18,270   30,690    52,891   250,000   250,000   250,000
    20             77,250   21,227    44,174    95,588    21,227   44,174    95,588   250,000   250,000   250,000
    25            111,502   21,459    58,771   164,838    21,459   58,771   164,838   250,000   250,000   320,292
    30            155,218   18,974    75,268   275,261    18,974   75,268   275,261   250,000   250,000   468,490
-----------------------------------------------------------------------------------------------------------------

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID IN AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% and 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM AT AGE 70 WOULD BE $17,490.00 , ASSUMING THE 0% RETURN; $6,521.10, ASSUMING THE 6% RETURN; AND $2,225.00, ASSUMING THE 12% RETURN.

           Male Issue Age 35, Non-Smoker, Preferred Underwriting Risk
                              $250,000 Face Amount
                             Death Benefit Option 1

       These values reflect GUARANTEED cost of insurance and other charges

-----------------------------------------------------------------------------------------------------------------
              Premium         Net Cash Surrender Value     Policy Account Value            Death Benefit
End of      Accumulated     -------------------------------------------------------------------------------------
Policy     at 5% Interest
 Year         Per Year       0%        6%        12%       0%       6%        12%      0%        6%        12%
=================================================================================================================
     1              2,336        0         0         0     1,438    1,540     1,643   250,000   250,000   250,000
     2              4,789      970     1,259     1,561     2,693    2,982     3,284   250,000   250,000   250,000
     3              7,365    2,301     2,860     3,469     3,902    4,461     5,069   250,000   250,000   250,000
     4             10,070    3,655     4,567     5,601     5,089    6,001     7,035   250,000   250,000   250,000
     5             12,909    4,959     6,311     7,906     6,226    7,578     9,173   250,000   250,000   250,000
     6             15,891    6,209     8,087    10,395     7,309    9,187    11,496   250,000   250,000   250,000
     7             19,022    7,401     9,892    13,084     8,334   10,826    14,017   250,000   250,000   250,000
     8             22,309    8,535    11,728    15,992     9,302   12,495    16,759   250,000   250,000   250,000
     9             25,761    9,607    13,591    19,140    10,208   14,191    19,741   250,000   250,000   250,000
    10             29,385   10,616    15,480    22,551    11,050   15,914    22,984   250,000   250,000   250,000
    15             50,413   14,554    25,228    44,573    14,554   25,228    44,573   250,000   250,000   250,000
    20             77,250   15,812    34,823    78,407    15,812   34,823    78,407   250,000   250,000   250,000
    25            111,502   12,839    42,729   131,701    12,839   42,729   131,701   250,000   250,000   255,904
    30            155,218    2,771    45,958   213,679     2,771   45,958   213,679   250,000   250,000   363,679
-----------------------------------------------------------------------------------------------------------------

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID IN AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% and 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM AT AGE 70 WOULD BE $17,490.00 , ASSUMING THE 0% RETURN; $14,584.96, ASSUMING THE 6% RETURN; AND $2,225.00, ASSUMING THE 12% RETURN.

           Male Issue Age 35, Non-Smoker, Preferred Underwriting Risk
                              $250,000 Face Amount
                             Death Benefit Option 2

        These values reflect CURRENT cost of insurance and other charges

-----------------------------------------------------------------------------------------------------------------
              Premium         Net Cash Surrender Value     Policy Account Value            Death Benefit
End of      Accumulated     -------------------------------------------------------------------------------------
Policy     at 5% Interest
 Year         Per Year       0%        6%        12%       0%       6%        12%      0%        6%        12%
=================================================================================================================
     1              2,336         0        0         0      1,443   1,546     1,649   250,000   250,000   250,000
     2              4,789     1,140    1,436     1,745      2,863   3,159     3,468   250,000   250,000   250,000
     3              7,365     2,634    3,217     3,849      4,235   4,818     5,450   250,000   250,000   250,000
     4             10,070     4,193    5,159     6,250      5,627   6,593     7,684   250,000   250,000   250,000
     5             12,909     5,707    7,156     8,860      6,974   8,423    10,127   250,000   250,000   250,000
     6             15,891     7,175    9,211    11,702      8,275  10,311    12,802   250,000   250,000   250,000
     7             19,022     8,599   11,327    14,802      9,532  12,260    15,736   250,000   250,000   250,000
     8             22,309     9,988   13,515    18,198     10,755  14,282    18,965   250,000   250,000   250,000
     9             25,761    11,309   15,747    21,886     11,909  16,347    22,486   250,000   250,000   250,000
    10             29,385    12,580   18,041    25,918     13,014  18,474    26,351   250,000   250,000   250,000
    15             50,413    18,270   30,690    52,877     18,270  30,690    52,877   250,000   250,000   254,627
    20             77,250    21,227   44,174    95,027     21,227  44,174    95,027   250,000   250,000   281,028
    25            111,502    21,459   58,771   162,346     21,459  58,771   162,346   250,000   250,000   331,346
    30            155,218    18,974   75,268   271,169     18,974  75,268   271,169   250,000   250,000   461,525
-----------------------------------------------------------------------------------------------------------------

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID IN AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% and 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM AT AGE 70 WOULD BE $17,490.00 , ASSUMING THE 0% RETURN; $6,521.10, ASSUMING THE 6% RETURN; AND $2,225.00, ASSUMING THE 12% RETURN.

           Male Issue Age 35, Non-Smoker, Preferred Underwriting Risk
                              $250,000 Face Amount
                             Death Benefit Option 2

       These values reflect GUARANTEED cost of insurance and other charges

-----------------------------------------------------------------------------------------------------------------
              Premium         Net Cash Surrender Value     Policy Account Value            Death Benefit
End of      Accumulated     -------------------------------------------------------------------------------------
Policy     at 5% Interest
 Year         Per Year       0%        6%        12%       0%       6%        12%      0%        6%        12%
=================================================================================================================
     1              2,336         0        0         0      1,438   1,540     1,643   250,000   250,000   250,000
     2              4,789       970    1,259     1,561      2,693   2,982     3,284   250,000   250,000   250,000
     3              7,365     2,301    2,860     3,469      3,902   4,461     5,069   250,000   250,000   250,000
     4             10,070     3,655    4,567     5,601      5,089   6,001     7,035   250,000   250,000   250,000
     5             12,909     4,959    6,311     7,906      6,226   7,578     9,173   250,000   250,000   250,000
     6             15,891     6,209    8,087    10,395      7,309   9,187    11,496   250,000   250,000   250,000
     7             19,022     7,401    9,892    13,084      8,334  10,826    14,017   250,000   250,000   250,000
     8             22,309     8,535   11,728    15,992      9,302  12,495    16,759   250,000   250,000   250,000
     9             25,761     9,607   13,591    19,140     10,208  14,191    19,741   250,000   250,000   250,000
    10             29,385    10,616   15,480    22,551     11,050  15,914    22,984   250,000   250,000   250,000
    15             50,413    14,554   25,228    44,573     14,554  25,228    44,573   250,000   250,000   250,000
    20             77,250    15,812   34,823    78,205     15,812  34,823    78,205   250,000   250,000   264,206
    25            111,502    12,839   42,729   129,476     12,839  42,729   129,476   250,000   250,000   298,477
    30            155,218     2,771   45,958   207,928      2,771  45,958   207,928   250,000   250,000   357,429
-----------------------------------------------------------------------------------------------------------------

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID IN AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% and 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM AT AGE 70 WOULD BE $17,490.00 , ASSUMING THE 0% RETURN; $14,584.96, ASSUMING THE 6% RETURN; AND $2,225.00, ASSUMING THE 12% RETURN.

           Male Issue Age 45, Non-Smoker, Preferred Underwriting Risk
                              $250,000 Face Amount
                             Death Benefit Option 1

        These values reflect CURRENT cost of insurance and other charges

-----------------------------------------------------------------------------------------------------------------
              Premium         Net Cash Surrender Value     Policy Account Value            Death Benefit
End of      Accumulated     -------------------------------------------------------------------------------------
Policy     at 5% Interest
 Year         Per Year       0%        6%        12%       0%       6%        12%      0%        6%        12%
=================================================================================================================
     1              3,691       249      412       575      2,293   2,455     2,618   250,000   250,000   250,000
     2              7,566     2,437    2,906     3,396      4,522   4,990     5,480   250,000   250,000   250,000
     3             11,635     4,742    5,664     6,666      6,691   7,613     8,615   250,000   250,000   250,000
     4             15,908     7,122    8,651    10,378      8,866  10,394    12,122   250,000   250,000   250,000
     5             20,394     9,438   11,733    14,431     10,977  13,271    15,969   250,000   250,000   250,000
     6             25,104    11,651   14,873    18,818     12,984  16,205    20,150   250,000   250,000   250,000
     7             30,050    13,709   18,022    23,525     14,836  19,149    24,652   250,000   250,000   250,000
     8             35,243    15,584   21,153    28,561     16,506  22,075    29,483   250,000   250,000   250,000
     9             40,696    17,266   24,254    33,954     17,982  24,970    34,671   250,000   250,000   250,000
    10             46,422    18,741   27,309    39,737     19,251  27,820    40,248   250,000   250,000   250,000
    15             79,641    25,113   44,173    78,870     25,113  44,173    78,870   250,000   250,000   250,000
    20            122,038    28,518   63,231   143,455     28,518  63,231   143,455   250,000   250,000   250,000
    25            176,149    26,876   83,659   248,390     26,876  83,659   248,390   250,000   250,000   375,950
-----------------------------------------------------------------------------------------------------------------

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID IN AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% and 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM AT AGE 70 WOULD BE $16,170.00 , ASSUMING THE 0% RETURN; $7,432.26, ASSUMING THE 6% RETURN; AND $3,515.00, ASSUMING THE 12% RETURN.

           Male Issue Age 45, Non-Smoker, Preferred Underwriting Risk
                              $250,000 Face Amount
                             Death Benefit Option 1

       These values reflect GUARANTEED cost of insurance and other charges

-----------------------------------------------------------------------------------------------------------------
              Premium         Net Cash Surrender Value     Policy Account Value            Death Benefit
End of      Accumulated     -------------------------------------------------------------------------------------
Policy     at 5% Interest
 Year         Per Year       0%        6%        12%       0%       6%        12%      0%        6%        12%
=================================================================================================================
     1              3,691       241      403       566      2,285   2,447     2,609   250,000   250,000   250,000
     2              7,566     2,152    2,610     3,089      4,236   4,694     5,173   250,000   250,000   250,000
     3             11,635     4,144    5,026     5,987      6,093   6,975     7,936   250,000   250,000   250,000
     4             15,908     6,131    7,568     9,197      7,875   9,311    10,941   250,000   250,000   250,000
     5             20,394     8,014   10,135    12,642      9,552  11,673    14,180   250,000   250,000   250,000
     6             25,104     9,788   12,725    16,343     11,121  14,057    17,675   250,000   250,000   250,000
     7             30,050    11,440   15,323    20,313     12,567  16,450    21,441   250,000   250,000   250,000
     8             35,243    12,955   17,915    24,569     13,877  18,837    25,491   250,000   250,000   250,000
     9             40,696    14,325   20,493    29,134     15,041  21,209    29,850   250,000   250,000   250,000
    10             46,422    15,530   23,035    34,025     16,041  23,545    34,536   250,000   250,000   250,000
    15             79,641    18,625   34,753    64,635     18,625  34,753    64,635   250,000   250,000   250,000
    20            122,038    14,558   42,532   110,200     14,558  42,532   110,200   250,000   250,000   250,000
    25            176,149         0   40,523   182,448     -2,102  40,523   182,448   250,000   250,000   276,144
-----------------------------------------------------------------------------------------------------------------

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID IN AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% and 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM AT AGE 70 WOULD BE $16,170.00, ASSUMING THE 0% RETURN; $14,374.37, ASSUMING THE 6% RETURN; AND $3,515.00, ASSUMING THE 12% RETURN.

           Male Issue Age 45, Non-Smoker, Preferred Underwriting Risk
                              $250,000 Face Amount
                             Death Benefit Option 2

        These values reflect CURRENT cost of insurance and other charges

-----------------------------------------------------------------------------------------------------------------
              Premium         Net Cash Surrender Value     Policy Account Value            Death Benefit
End of      Accumulated     -------------------------------------------------------------------------------------
Policy     at 5% Interest
 Year         Per Year       0%        6%        12%       0%       6%        12%      0%        6%        12%
=================================================================================================================
     1              3,691       249      412       575      2,293   2,455     2,618   250,000   250,000   250,000
     2              7,566     2,437    2,906     3,396      4,522   4,990     5,480   250,000   250,000   250,000
     3             11,635     4,742    5,664     6,666      6,691   7,613     8,615   250,000   250,000   250,000
     4             15,908     7,122    8,651    10,378      8,866  10,394    12,122   250,000   250,000   250,000
     5             20,394     9,438   11,733    14,431     10,977  13,271    15,969   250,000   250,000   250,000
     6             25,104    11,651   14,873    18,818     12,984  16,205    20,150   250,000   250,000   250,000
     7             30,050    13,709   18,022    23,525     14,836  19,149    24,652   250,000   250,000   250,000
     8             35,243    15,584   21,153    28,561     16,506  22,075    29,483   250,000   250,000   250,000
     9             40,696    17,266   24,254    33,954     17,982  24,970    34,671   250,000   250,000   250,000
    10             46,422    18,741   27,309    39,737     19,251  27,820    40,248   250,000   250,000   250,000
    15             79,641    25,113   44,173    78,599     25,113  44,173    78,599   250,000   250,000   265,600
    20            122,038    28,518   63,231   140,822     28,518  63,231   140,822   250,000   250,000   306,322
    25            176,149    26,876   83,659   240,442     26,876  83,659   240,442   250,000   250,000   382,443
-----------------------------------------------------------------------------------------------------------------

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID IN AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% and 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM AT AGE 70 WOULD BE $16,170.00, ASSUMING THE 0% RETURN; $7,432.26, ASSUMING THE 6% RETURN; AND $3,515.00, ASSUMING THE 12% RETURN.

           Male Issue Age 45, Non-Smoker, Preferred Underwriting Risk
                              $250,000 Face Amount
                             Death Benefit Option 2

       These values reflect GUARANTEED cost of insurance and other charges

-----------------------------------------------------------------------------------------------------------------
              Premium         Net Cash Surrender Value     Policy Account Value            Death Benefit
End of      Accumulated     -------------------------------------------------------------------------------------
Policy     at 5% Interest
 Year         Per Year       0%        6%        12%       0%       6%        12%      0%        6%        12%
=================================================================================================================
     1              3,691       241      403       566      2,285   2,447     2,609   250,000   250,000   250,000
     2              7,566     2,152    2,610     3,089      4,236   4,694     5,173   250,000   250,000   250,000
     3             11,635     4,144    5,026     5,987      6,093   6,975     7,936   250,000   250,000   250,000
     4             15,908     6,131    7,568     9,197      7,875   9,311    10,941   250,000   250,000   250,000
     5             20,394     8,014   10,135    12,642      9,552  11,673    14,180   250,000   250,000   250,000
     6             25,104     9,788   12,725    16,343     11,121  14,057    17,675   250,000   250,000   250,000
     7             30,050    11,440   15,323    20,313     12,567  16,450    21,441   250,000   250,000   250,000
     8             35,243    12,955   17,915    24,569     13,877  18,837    25,491   250,000   250,000   250,000
     9             40,696    14,325   20,493    29,134     15,041  21,209    29,850   250,000   250,000   250,000
    10             46,422    15,530   23,035    34,025     16,041  23,545    34,536   250,000   250,000   250,000
    15             79,641    18,625   34,753    64,614     18,625  34,753    64,614   250,000   250,000   251,615
    20            122,038    14,558   42,532   108,789     14,558  42,532   108,789   250,000   250,000   274,290
    25            176,149         0   40,523   172,680     -2,102  40,523   172,680   250,000   250,000   314,680
-----------------------------------------------------------------------------------------------------------------

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID IN AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% and 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM AT AGE 70 WOULD BE $16,170.00, ASSUMING THE 0% RETURN; $14,374.37, ASSUMING THE 6% RETURN; AND $3,515.00, ASSUMING THE 12% RETURN.

The following information supplements Appendix B found on pages B-1 to B-9 of the prospectus.


The Appendix provides hypothetical illustrations of the Separate Accounts and the policy's investment experience based on the historical investment experience of the mutual funds. It does not represent what may happen in the future. GIAC began to offer the policies and the Separate Account commenced its operations on September 1, 1995. MFS Growth with Income Series commenced its operations on October 9, 1995. The results for MFS Growth With Income Series reflect the effects of expense reimbursements during the years ended December 31, 1995 and 1996. Without these expense reimbursements, the results for these funds would be lower. The Guardian Small Cap Stock Fund has not been included since it began operations in 1997.


                                   Appendix B

           Male Issue Age 35, Non-Smoker, Preferred Underwriting Risk
                              $250,000 Face Amount
                             Death Benefit Option 1

MFS GROWTH WITH INCOME SERIES

                                    Effective
                          Total       Annual      Net Cash     Policy
Beginning     Ending     Premiums    Net Rate    Surrender     Account   Death
Date           Date        Paid     of Return      Value        Value   Benefit
--------------------------------------------------------------------------------

10/09/95    12/31/95     $ 2,225      6.49%       $  265       $1,999   $250,000
01/01/96    12/31/96     $ 4,450     23.71%       $2,251       $3,974   $250,000


           Male Issue Age 35, Non-Smoker, Preferred Underwriting Risk
                              $250,000 Face Amount
                             Death Benefit Option 2

MFS GROWTH WITH INCOME SERIES

                                    Effective
                          Total       Annual      Net Cash     Policy
Beginning     Ending     Premiums    Net Rate    Surrender     Account    Death
Date           Date        Paid     of Return      Value        Value    Benefit
--------------------------------------------------------------------------------

10/09/95    12/31/95     $ 2,225      6.49%       $  265       $1,999   $250,000
01/01/96    12/31/96     $ 4,450     23.71%       $2,251       $3,974   $250,000

           Male Issue Age 45, Non-Smoker, Preferred Underwriting Risk
                              $250,000 Face Amount
                             Death Benefit Option 1

MFS GROWTH WITH INCOME SERIES

                                    Effective
                          Total       Annual      Net Cash     Policy
Beginning     Ending     Premiums    Net Rate    Surrender     Account    Death
Date           Date        Paid     of Return      Value        Value    Benefit
--------------------------------------------------------------------------------

10/09/95    12/31/95     $ 3,515      6.49%       $1,118       $3,162   $250,000
01/01/96    12/31/96     $ 7,030     23.71%       $4,206       $6,290   $250,000


           Male Issue Age 45, Non-Smoker, Preferred Underwriting Risk
                              $250,000 Face Amount
                             Death Benefit Option 2

MFS GROWTH WITH INCOME SERIES

                                    Effective
                          Total       Annual      Net Cash     Policy
Beginning     Ending     Premiums    Net Rate    Surrender     Account    Death
Date           Date        Paid     of Return      Value        Value    Benefit
--------------------------------------------------------------------------------

10/09/95    12/31/95     $ 3,515      6.49%       $1,118       $3,162   $250,000
01/01/96    12/31/96     $ 7,030     23.71%       $4,206       $6,290   $250,000


                                      B-2